BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current	$ 3,506	$ 2,701
Non-recourse borrowings	23,393	23,833
Borrowings associated with recent acquisitions and growth initiatives	1,400
Non-recourse borrowings classified as held for sale	427
Non Recourse Borrowings
Disclosure of detailed information about borrowings [line items]
Current	3,506	2,701
Non-recourse borrowings	23,393	23,833
Total	$ 26,899	$ 26,534